SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 － SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These accompanying consolidated and combined financial statements reflect the application of certain significant accounting policies as described in this note and elsewhere in the accompanying consolidated and combined financial statements and notes.

● Basis of Presentation

The accompanying consolidated and combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

● Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is not an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

● Principles of Consolidation

The consolidated and combined financial statements include the financial statements of the Company and its subsidiaries. All inter-company balances and transactions within the Company have been eliminated upon consolidation.

● Use of Estimates and Assumptions

The preparation of consolidated and combined financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated and combined financial statements and the reported amounts of revenues and expenses during the years presented. Significant accounting estimates reflected in the Company’s consolidated and combined financial statements include the useful lives of property, plant and equipment, impairment of long-lived assets, allowance for expected credit losses, allowance for obsolete inventories, retirement plan cost, leases, warranty liabilities, provision for reinstatement cost, income tax provision, deferred taxes and uncertain tax position.

The inputs into the management’s judgments and estimates consider the Company’s critical and significant accounting estimates. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results could differ from these estimates.

● Foreign Currency Transaction

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the consolidated and combined statements of operations and comprehensive income.

The reporting currency of the Company is United States Dollar (“US$”) and the accompanying consolidated and combined financial statements have been expressed in US$. The Company’s major operating subsidiaries operating in Singapore maintains its books and record in US$, with the exception of HomesToLife Pte Ltd, which keeps its books in Singapore Dollars (“SGD”) being the primary currency of the economic environment in which its business is conducted. However, other operating subsidiaries operating in overseas maintains their books and records in their respective local currencies, Australian Dollars (“AUD “), Euro (“EUR”), Japanese Yen (“JPY”), South Korean Won (“KRW”) and British Pound (“GBP”), which is a functional currency as being the primary currency of the economic environment in which their operations are conducted. In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with Accounting Standards Codification (“ASC”) Topic 830-30, Translation of Financial Statement (“ASC 830”), using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the year. The gains and losses resulting from translation of financial statements of foreign subsidiaries are recorded as a separate component of accumulated other comprehensive income (loss) within the consolidated and combined statements of changes in shareholders’ equity.

Translation of amounts has been made at the following exchange rates into US$1 for the years ended December 31, 2023, 2024 and 2025:

US$ Exchange rate	2023	2024	2025
Year-end SGD:US$1 exchange rate	1.3193	1.3662	1.2847
Average SGD:US$1 exchange rate	1.3428	1.3363	1.3056
Year-end AUD:US$1 exchange rate	0.6828	0.6185	0.6700
Average AUD:US$1 exchange rate	0.6644	0.6597	0.6453
Year-end EUR:US$1 exchange rate	0.9040	0.9661	0.8511
Average EUR:US$1 exchange rate	0.9245	0.9242	0.8859
Year-end JPY:US$1 exchange rate	141	157	156
Average JPY:US$1 exchange rate	141	151	150
Year-end KRW:US$1 exchange rate	1,291	1,478	1,420
Average KRW:US$1 exchange rate	1,307	1,363	1,399
Year-end GBP:US$1 exchange rate	0.7847	0.7987	0.7425
Average GBP:US$1 exchange rate	0.8039	0.7824	0.7573

The above currency exchange rates are derived from United Overseas Bank Limited as published at the above-mentioned dates.

● Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash in readily available checking and saving accounts with banks. They consist of highly liquid investments that are readily convertible to cash and that mature within twelve months or less from the date of purchase. The carrying amounts approximate fair value due to the short maturities of these instruments.

● Accounts Receivables

Accounts receivable due from credit card processors, as the cash proceeds from accounts receivables are received within the next 3 working days, which are recorded at the gross billing amounts, net of the fee charges by credit card processors.

Accounts receivable due from customers and related parties in export sales and leather trading, are generally received under credit terms ranging from 7 to 115 days, which are recorded at their original invoice amounts.

Account receivables are presented net of an allowance for expected credit losses. The allowance is measured in accordance with ASC 326, Financial Instruments—Credit Losses, and reflects expected losses based on a combination of individual (specific) provisions and collective (general) provisions. The Company reviews expected credit losses for accounts receivable based on assessments of the recoverability of the accounts receivable and individual account analysis, including the current creditworthiness and the past collection history of each credit card processors and customers, and current economic industry trends. For individual (specific) provisions, the Company performs individual assessment of the debtors that exhibit indicators of elevated credit risk, such as current creditworthiness, past collection history, known disputes, and other information relevant to the individual counterparty’s ability to satisfy its obligations. For collective (general) provisions, the Company evaluates receivables on a pooled basis using historical collection experience adjusted for current conditions and anticipated future economic factors. These pooled estimates incorporate aging trends, historical loss rates, industry conditions, and macroeconomic forecasts relevant to the Company’s credit exposure. Based on these analyses, management develops an estimate of the lifetime expected credit losses for the account receivables. The allowance for credit losses is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated and combined statements of operations and comprehensive income.

Account receivables are written off against the allowance when management concludes that the balance is uncollectible.

● Inventories

Inventories are finished goods for sales, such as sofa, armchairs, recliners, home accessories and other related products, which are stated at the lower of cost or net realizable value.

Cost of inventories is determined using the weighted average method or specific identification method, and includes all costs to acquire and other costs to bring the inventories to their present location and condition. The Company applies the specific identification method to inventory items, such as sofas, armchairs, recliners and customized furniture, for which individual unit costs can be directly tracked. Although products may be similar in design, each purchase batch is tracked separately due to differences in acquisition costs. Cost of goods sold is recognized based on the actual cost of the specific batch from which the item is sold. For other inventory items that are interchangeable in nature and not tracked by batch, such as home accessories and other related products, the Company uses the weighted average method. The Company takes ownership, risks, and rewards of the products purchased.

Inventories are written down to estimated net realizable value, which could be impacted by certain factors including historical usage, expected demand, anticipated sales price, and other factors. The Company continuously evaluates the recoverability of the Company’s inventories, and inventory provisions are recorded in the consolidated and combined statements of operations and comprehensive income.

● Property, Plant and Equipment

Freehold land has an unlimited useful life and therefore is not depreciated.

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values (in accordance with local regulatory requirements):

Expected useful life
Leasehold improvements	The term of lease
Buildings	26 – 35 years
Office equipment	3-15 years
Furniture and fittings	1-23 years
Motor vehicles	5-6 years

Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. When assets have retired or are sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the results of operations.

● Impairment of Long-Lived Assets

In accordance with the provisions of ASC 360, Impairment or Disposal of Long-Lived Assets, all long-lived assets such as property, plant and equipment owned and held by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment losses were recognized for the years ended December 31, 2023, 2024 and 2025.

● Revenue Recognition

The Company receives revenue from contracts with customers, which are accounted for in accordance with Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”).

ASC Topic 606 provided the following overview of how revenue is recognized from the Company’s contracts with customers: The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price – The transaction price is the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer.

Step 4: Allocate the transaction price to the performance obligations in the contract – Any entity typically allocates the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or service promised in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation – An entity recognizes revenue when (or as) it satisfies a performance obligation by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer service to a customer).

The major portion of the Company’s income is derived from contracts with customers, and as such, the revenue recognized depicts the transfer of promised goods to its customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company considers the terms of the contract and all relevant facts and circumstances when applying this guidance. The Company’s revenue recognition policies are in compliance with ASC Topic 606, as follows, by business segments:

Retail Sales

The Company typically enters into a sale contract with its customers at the retail outlets in Singapore and Korea, where the rights of the parties, including payment terms, are identified and sales prices to the customers are fixed with separate sales rebate, discount, or other incentive and right of return exists on sales of merchandise. The Company’s performance obligation is to deliver products according to contract specifications. The Company recognizes gross product revenue at a point in time when the control of products or services is transferred to customers.

The retail outlets will invoice the sale of products, and the revenue is recognized upon shipment or when the control of products is transferred to customers, which is the point at which the Company has satisfied its performance obligation. Payments received as deposits for the purchase orders made by the customers are recognized as customer deposits and included in current liabilities on the consolidated and combined balance sheets. Customer deposits are recognized as revenue when control over the ordered furniture is transferred to and accepted by the customer.

For the franchisee business in Korea, the Company signs franchise agreements with qualified franchisees, which clearly stipulate the scope of authorized product sales, brand usage standards, supply terms, and payment conditions. Under this model, the Company’s performance obligation mainly involves providing qualified products to franchisees and offering necessary operational support, such as brand guidance, marketing assistance. Revenue is recognized when the control of products is transferred to franchisees (usually upon delivery and acceptance), as there is no subsequent right of return or price adjustment clause in the standard franchise agreement.

All revenues are reported net of any sales discounts or taxes. Refunds and returns, which are minimal, are recorded as a reduction of revenue.

In accordance with ASC Topic 606, Revenue Recognition: Principal Agent Considerations, the Company evaluates the terms in the agreements with its channels and independent contractors to determine whether or not the Company acts as the principal or as an agent in the arrangement with each party respectively. The determination of whether to record the revenue on a gross or net basis depends upon whether the Company has control over the goods prior to transferring it. In general, the Company controls the products as it has the obligation to (i) fulfil the products delivery and (ii) bear any inventory risk as legal owners. In addition, when establishing the selling prices for delivery of resale products, the Company has control to set its selling price to ensure it would generate profit for the products delivery arrangements. The Company believes that all these factors indicate that the Company is acting as a principal in this transaction. As a result, revenue from the sales of products is presented on a gross basis.

Export Sales and Leather Trading

The Company’s export sales revenue and leather trading revenue are principally derived from the sale of products, including upholstered sofas, and sale of leather materials, to corporate customers in overseas. Revenue is recognized at the point in time when the performance obligation has been satisfied and control of the products have been transferred to the customers, which generally occurs when the goods are delivered to the customer and all criteria for acceptance have been satisfied.

Generally, the Company enters into order confirmation with its customers which specify the rights of the parties, including product specifications, shipment term and payment terms and sales prices to the customers are fixed. The performance obligations in a given transaction are determined by the individual order confirmation with revenue recognized at the time that the performance obligations have been satisfied. All revenues are recognized based on the price specified in the order confirmation, net of any sales discounts or taxes. Refunds and returns, which are minimal, are recorded as a reduction of revenue.

The summary of sales tax rate (including value added tax and goods and service tax) by the governing countries is as follows:-

	Sales tax rate
Jurisdiction	2023	2024	2025
France	20%	20%	20%
Australia	10%	10%	10%
South Korea	10%	10%	10%
Japan	10%	10%	10%
United Kingdom	20%	20%	20%
Singapore	8%	9%	9%

Product Return Policies

Among these segments, the Company only accepts the return of products that are defective or non-conforming due to defects in manufacturing and/or workmanship.

For retail business, the Company only accepts the return of products that are defective or non-conforming due to defects in manufacturing and/or workmanship within 3 to 14 days upon the receipt of products by the customers.

For export business, the Company does not accept product returns and instead provides a five-year warranty covering defects in manufacturing and/or workmanship.

The Company’s obligation to provide a refund for products that are defective or non-conforming due to defects in manufacturing and/or workmanship is recognized as a provision for warranty liabilities. Refer to “Warranty Liabilities” for disclosure of warranty liabilities.

Disaggregation of Revenue

The Company has disaggregated its net revenue from contracts with customers into categories based on business segments, as follows:

		For the years ended December 31,
Product sales, by business segments:	Point of recognition	2023	2024	2025

Export sales	At a point in time	$311,098,665	$312,043,186	$349,599,092
Retail sales	At a point in time	5,072,320	4,563,729	9,115,672
Leather trading	At a point in time	9,813,484	18,453,936	19,161,359
Total		$325,984,469	$335,060,851	$377,876,123

● Cost of Goods Sold

Cost of goods sold primarily consists of purchase costs of merchandizes from the vendors, inbound shipping and fulfilment costs necessary to bring inventory to its present location and condition, and inventory write-downs, which consist of allowance for obsolete and slow-moving inventories.

● Sales and distribution expenses

Sales and distribution expenses consist primarily of ocean freights, outwards land transports, salaries of our sales persons, sales commissions, and warranty expenses.

● General and administrative expenses

General and administrative expenses consist primarily of salaries of our office staff, depreciation of right-of-use assets of our office, professional fees, and traveling expenses.

● Advertising Costs

The Company recognizes advertising costs as incurred. Advertising costs for the years ended December 31, 2023, 2024 and 2025 were $4,267,033, $5,074,554 and $5,461,605, respectively.

● Shipping and Fulfilment Costs

Shipping and fulfilment costs incurred to deliver the products from the warehouse to the customers and recorded in sales and distribution expenses in the consolidated and combined statements of operations and comprehensive income.

For the years ended December 31, 2023, 2024 and 2025, the aggregate shipping and fulfilment costs were $15,342,361, $16,372,753 and $24,977,264, respectively.

● Listing expenses

Listing expenses consist primarily of audit fee for our IPO, statutory and legal expenses, and insurance expenses.

● Comprehensive Income (Loss)

ASC Topic 220, Comprehensive Income, establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income (loss) as defined includes all changes in equity during a period from non-owner sources. Accumulated other comprehensive income (loss), as presented in the accompanying consolidated and combined statements of changes in shareholders’ equity, consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive income (loss) is not included in the computation of income tax expense or benefit.

● Segment Reporting

ASC Topic 280, Segment Reporting (“ASC 280”), establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who has determined that it operates in three reportable segments, Retail, Export sales and Leather Trading segments for the periods presented.

The CODM evaluates the performance of each segment based on the regularly reviewed net sales, gross profit and income from operations (excluding intercompany charges) of the segment. The CODM uses net sales, gross profit and income from operations when evaluating each segment during the budget and forecasting processes. The CODM considers actual-to-budget variances for both profit measures when assessing segment performance and making decisions about the allocation of operating and capital resources to each segment. General corporate expenses include expenses incurred and directed by the corporate office that are not allocated to segments.

● Retirement Plan Costs

Contributions to retirement plans (which are defined contribution plans) are charged to general and administrative expenses in the accompanying consolidated and combined statements of operations and comprehensive income as the related employee services are provided.

● Leases

The Company adopts the Financial Accounting Standard Board (“FASB”) ASU 2016-02 “Leases (Topic 842).” for the years presented. This standard requires lessees to recognize lease assets (“right-of-use”) and related lease obligations (“lease liabilities”) on the consolidated and combined balance sheets for leases with terms in excess of twelve months. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities.

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated and combined balance sheets. The Company does not have any finance lease for the years presented.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease and finance lease ROU assets and liabilities are recognized, based on the present value of lease payments over the lease term discounted using the rate implicit in the lease. In cases where the implicit rate is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term. For operating leases, lease expense for lease payments is recognized on a straight-line basis over the lease term.

All of the Company’s real estate leases with recognized lease assets (“right-of-use”) and related lease obligations (“lease liabilities”) are classified as operating leases. The Company has elected to not separate lease and non-lease component for property leases and account for them as one single lease component.

● Warranty Liabilities

The Company offers a product warranty to its customers for repairs and replacements, generally twelve (12) months to 10 years, from the date of shipment accepted by the customers, in accordance with applicable law or industry standard, which is limited to the original equipment manufacturers’ warranties on the defective or non-conforming products. Historically, the Company experienced a low rate of repairs and replacements on product claims. The provision for the expected warranty claims is estimated based on the past experience requested by the customers.

Warranty expense was $4,433,892, $6,075,365 and $6,534,757 for the years ended December 31, 2023, 2024 and 2025, respectively.

● Provision for Reinstatement Cost

Provisions for the costs to reinstate leased properties to their original condition, as required by the terms and conditions of the leases, are recognized at the date of inception of the leases at the Company’s best estimate of the expenditure that would be required to reinstate the leased properties. Estimates are regularly reviewed and adjusted as appropriate for new circumstances. The provision for reinstatement costs will be expected to be materialized in 0.3 to 4.4 years in accordance with the lease terms.

During the years ended December 31, 2023, 2024 and 2025, the Company made provision (reversal) for reinstatement cost of $251,688, $(46,657), and $119,632, respectively.

● Income Taxes

Income taxes are determined in accordance with the provisions of ASC Topic 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

For the years ended December 31, 2023, 2024 and 2025, the Company did not have any interest and penalties associated with tax positions. As of December 31, 2024 and 2025, the Company did not have any significant unrecognized uncertain tax positions.

The Company is subject to income tax in both local and foreign jurisdictions. In connection with its business activities, the Company files tax returns that are subject to examination by the applicable tax authorities. As of December 31, 2025, the 2024 tax returns for all of the Company’s entities have been filed with local and foreign tax authorities.

● Net Income Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC Topic 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the year. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

● Related Parties

The Company follows the ASC Topic 850-10, Related Party (“ASC 850”) for the identification of related parties and disclosure of related party transactions.

Pursuant to ASC 850, the related parties include: a) affiliates of the Company; b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of ASC Topic 825–10–15, to be accounted for by the equity method by the investing entity; c) trusts for the benefit of employees, such as pension and income-sharing trusts that are managed by or under the trusteeship of management; d) principal owners of the Company; e) management of the Company; f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The consolidated and combined financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated and combined financial statements is not required in those statements. The disclosures shall include: a) the nature of the relationship(s) involved; b) a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which statements of operations are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c) the dollar amounts of transactions for each of the periods for which statements of operations are presented; and d) amount due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

● Commitments and Contingencies

The Company follows the ASC Topic 450-20, Commitments to report accounting for contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

● Fair Value Measurement

The Company follows the guidance of the ASC Topic 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), with respect to financial assets and liabilities that are measured at fair value. ASC 820-10 establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

●	Level 1 : Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets;

●	Level 2 : Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. Black-Scholes Option-Pricing model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs; and

●	Level 3 : Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

The Company does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, amounts due from related parties, deposit, prepayments and other receivables, accounts payable, accrued liabilities and other payables and amounts due to related parties. As at December 31, 2023, 2024 and 2025, the carrying value of these financial instruments approximate at their fair values because of the short-term nature of these financial instruments.

The Company measures its derivative financial instruments at fair value on a recurring basis. See Note 9 for fair value measurement disclosure of derivative financial instruments.

● Reclassifications

Certain reclassifications and adjustments have been made to the prior year’s financial statements to conform to the current year’s presentation and to ensure consistency throughout the financial statements.

● Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)” (“ASU 2023-07”). The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision useful financial analyses. Topic 280 requires a public entity to report a measure of segment profit or loss that the CODM uses to assess segment performance and make decisions about allocating resources. Topic 280 also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosed under certain circumstances. The amendments in ASU 2023-07 do not change or remove those disclosure requirements. The amendments in ASU 2023-07 also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in ASU 2023-07 are effective for years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, adopted retrospectively. The Company adopted this standard effective January 1, 2025 retrospectively for all periods presented.

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires that an entity disclose, in the notes to consolidated financial statements, specified information about certain costs and expenses. The amendment in the ASU is intended to enhance the transparency and decision usefulness to better understand the major components of an entity’s income statement. The amendments in this update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of the new standards on its consolidated and combined financial statements which is expected to result in enhanced disclosures.

In July 2025, the FASB issued 2025-05 to improve the measurement of credit losses for accounts receivable and contract assets. The guidance provides a practical expedient for all entities to assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the assets. The update aims to reduce the cost and complexity of estimating credit losses while maintaining decision-useful information for financial statement users. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025. Management is currently evaluating the impact that the adoption of this update may have on its financial statements.

In December 2025, the FASB issued ASU 2025-11 to amend the guidance in “Interim Reporting” (Topic 270). The update provides clarifications intended to improve the consistency and usability of interim disclosure requirements, including a comprehensive listing of required interim disclosures and a new disclosure principle for reporting material events occurring after the most recent annual period. The amendments do not change the underlying objectives of interim reporting but are designed to enhance clarity in application. The ASU is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years. Management is currently evaluating the effects impact that the adoption of this update may have on its financial statements.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have a material impact on the consolidated and combined balance sheets, statements of operations and cash flows.